Operating lease and other commitments (Details Narrative)	3 Months Ended
Mar. 31, 2020 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total future commitment payment due	$ 232,754
Outstanding lease liability	224,747
Future Insurance Premium payment	60,530
January 1, 2019 [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Immaterial cumulative adjustment to accumulated deficit upon adoption of IFRS 16	$ 11,667
Description for discount rate changes upon adoption of IFRS 16	The discount rate ranges from 6.37% to 7.05%
Average remaining term of lease	11 months 15 days